Leasing Arrangements - Schedule of Lease Liability Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Operating Leases
2020	$ 4,099
2021	3,764
2022	3,363
2023	3,001
2024	2,484
Thereafter	9,257
Total lease payments	25,968
Less interest	4,314
Present value of lease liabilities	21,654
Less current obligation	(3,261)	$ (2,931)
Long-term obligation at December 31, 2019	18,393	$ 19,203
Finance Leases
2020	366
2021	271
2022	208
2023	152
2024	92
Thereafter	124
Total lease payments	1,213
Less interest	97
Total Finance lease liabilities	1,116
Less current obligation	(336)
Long-term obligation at December 31, 2019	$ 780